Share-Based Payments (Details) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€) € / shares shares
Share-Based Payments (Details) [Line Items]
Unrecognised share based payment expense	€ 28,300
Warrant price	€ 8,110
DiscountRate	5.00%
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	€ 38,210
Class A ordinary shares [Member]
Share-Based Payments (Details) [Line Items]
Additional share-based payment awards (in Shares) | shares	1,137,000
Warrants to purchase (in Shares) | shares	1,137,000
Exercise price (in Euro per share) | € / shares	€ 11.50